Harbor Money Market Fund
Harbor Money Market Fund Fund Summary
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Money Market Fund		Institutional Class	Administrative Class
Management Fees	[1]	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	0.13%	0.13%
Total Annual Fund Operating Expenses	[2]	0.33%	0.58%
Expense Reimbursements	[1][3]	0.05%	0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][3]	0.28%	0.53%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2013.
[2]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 28, 2013. Only the Board of Trustees may modify or terminate this agreement.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Money Market Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	29	101	180	413
Administrative Class	54	181	319	721

Principal Investment Strategy

Principal Style Characteristics: Very short-term high quality money market instruments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:

•	U.S. government and its agencies and instrumentalities

•	U.S. states and municipalities

•	U.S. and foreign banks

•	Corporate issuers

•	Foreign governments

•	Multinational organizations such as the World Bank

The Subadviser selects securities for the Fund's portfolio by:

•

Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.

•	Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The Fund may invest more than 25% of its assets in securities in the banking industry. The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund's investments are rated in the rating agencies' highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

Maximum Maturity. The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund's portfolio have remaining maturities of 397 days or less.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio.

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its payment obligations, become insolvent or its credit rating could be downgraded.

Selection risk: The Subadviser's judgment about the attractiveness or value of a particular issuer's securities may be incorrect.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Industry concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund's performance may depend to a large extent on the overall condition of that industry.

Regulatory risk: The Securities and Exchange Commission has recently adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds, and may adopt additional amendments in the future. These changes may adversely affect the Fund's return potential.

Stable net asset value risk: The Fund may not be able to maintain a net asset value ("NAV") per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which may adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund's current 7-day SEC yield, please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

  The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	1.29%	3rd/2007
Worst Quarter	0.01%	4th/2011

Average Annual Total Returns — As of December 31, 2011
Average Annual Total Returns - Harbor Money Market Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	0.09%	1.59%	1.90%	3.94%	Dec. 29, 1987
Administrative Class	0.09%	1.48%		1.68%	Nov. 01, 2002
BofA Merrill Lynch 3-Month US Treasury Bill (reflects no deduction for fees, expenses or taxes)	0.10%	1.48%	1.95%	4.10%	Dec. 29, 1987

Current 7- Day SEC Yield for Period Ended December 31, 2011
Average Annual Total Returns Index - Harbor Money Market Fund	Money Market Seven Day Yield
Institutional Class	0.03%
Administrative Class	0.03%